01UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment
[  ]; Amendment Number 2 This Amendment

(Check Only one.):	[   ]  is a restatement
[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  		SG Select
Address: 	5100 Town Center Circle Tower II Suite 150
		Boca Raton FL  33486
Form 13F File Number:  28-7494
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on behalf of reporting manager: 01/30/2013
Name:	Richard D. Steinberg
Title:	President
Phone:	(561) 465-7070

Signature, Place, and date of Signing:

Report Type (Check only one):

[X]	13F Holdings Report
[   ]	13F Notice
[   ]	13F Combination Report

List of other Managers Reporting for this Manager:
01 Placemark Investments

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:	6
Form 13F Information Table Value Total:	1644
List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
I Shares S&P 500 Growth Index  COM              464287309      211     2788 SH       SHARED 01                      2788
Short S&P 500 Proshares        COM              74347R503      288     8464 SH       SHARED 01                      8464
SPDR Barclays Capital High Yie INCOME FUNDS     78464A417      219     5381 SH       SHARED 01                      5381
Vanguard Intermediate Corp Bon INCOME FUNDS     92206C870      353     4027 SH       SHARED 01                      4027
Vanguard S/T Corp Bond ETF     INCOME FUNDS     92206C409      356     4427 SH       SHARED 01                      4427
IShares S&P Preferred Stock In PFD              464288687      217     5489 SH       SHARED 01                      5489